Stockholders' Equity (Details 4) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Compensation expense	$ 2,732,000	$ 809,000	$ 3,429,000	$ 858,000	$ 1,037,000
Stock options
Stock Options
Number of shares granted	731,000		652,000	78,000	430,000
Exercise price (in dollars per share)	$ 23.63	$ 8.63	$ 10.19	$ 7.26	$ 5.81
Volatility rate (as a percent)	67.00%	76.00%	75.00%	77.00%	77.00%
Contractual life	5 years 10 months 24 days	6 years 1 month 6 days	6 years 1 month 6 days	5 years 9 months 18 days	5 years 10 months 24 days
Risk free interest rate (as a percent)	1.11%	1.09%	1.05%	1.55%	1.82%
Stock options | Nonemployees
Stock Options
Number of shares granted	0	14,000	16,000	19,000	2,000
Exercise price, low end of the range (in dollars per share)	$ 5.50	$ 5.50	$ 5.50	$ 5.50	$ 5.50
Exercise price, high end of the range (in dollars per share)	$ 25.88	$ 25.88	$ 25.88	$ 25.88	$ 25.88
Compensation expense	$ 303,000	$ 56,000	$ 250,000	$ 50,000	$ 35,000
Volatility rate (as a percent)	62.00%	74.00%	73.00%	76.00%	78.00%
Risk free interest rate (as a percent)	1.09%	0.78%	0.67%	1.38%	2.01%
Stock options | Nonemployees | Maximum
Stock Options
Contractual life	10 years	10 years	10 years	10 years	10 years